RISK MANAGEMENT - Credit risk model - Loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (304,853,883)	$ (280,746,878)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,478,009	10,521,501
Accumulated impairment [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	72,414	70,268	$ 64,910	$ 62,041
Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,017,308	1,924,795
Accumulated impairment [member] | 12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	62,509	61,637	58,160	45,916
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,250,965	1,315,930
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,671	7,682	6,461	10,097
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,018,695	7,081,394
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,234	949	289	6,028
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	170,930	186,282	185,301	165,159
Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31,226	25,965	24,977	18,939
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22,196	19,188	20,201	16,771
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	117,508	141,129	140,123	129,449
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	191,041	199,382
Other accounts receivable, simplified approach | Accumulated impairment [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	191,041	199,382	197,115	217,643
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28,472,926)	(24,446,014)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(251,981,889)	(236,970,165)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,387,285	10,438,261
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,936,489	1,850,186
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,243,294	1,308,248
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,016,461	7,080,445
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(190,129,486)	(176,168,055)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,006,639	10,035,715
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,006,639	10,035,715	9,197,514	11,275,612
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,890,934	1,811,608	1,494,887	1,824,446
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,216,752	1,284,791	1,425,922	2,703,117
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,898,953	6,939,316	6,276,705	6,748,049
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(110,756,010)	(102,145,802)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,363,688	5,294,622
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(110,051,750)	(101,753,217)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,362,893	5,294,600	5,492,746	5,854,745
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	724,075	612,441	598,538	655,655
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	217,588	218,824	515,202	1,006,822
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,421,230	4,463,335	4,379,006	4,192,268
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(704,260)	(392,585)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	795	22	1,444	2,386
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	794	22	1,444	2,386
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(57,810,307)	(55,692,165)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,166,018	4,307,446	3,311,912	4,581,004
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,105,918	1,141,997	839,904	1,066,543
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	927,310	993,268	853,159	1,396,101
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,132,790	2,172,181	1,618,849	2,118,360
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(21,562,412)	(18,106,219)
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	473,315	379,987	352,441	732,407
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	60,088	45,080	48,763	93,122
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	71,839	66,333	52,639	286,903
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	341,388	268,574	251,039	352,382
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(757)	(223,869)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,618	53,660	38,971	105,070
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	59	12,068	6,238	6,740
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	14	6,366	4,922	13,291
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,545	35,226	27,811	85,039
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	361,971	385,664
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31,226	25,965
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22,196	19,188
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	117,508	141,129
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	191,041	199,382
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(27,050,198)	(23,326,776)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18,675	16,882	36,930	10,698
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	14,329	12,613	28,563	3,297
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,346	4,269	8,367	7,401
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(27,050,198)	(23,326,776)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(27,050,198)	(23,326,776)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18,310	12,972	12,686	123,978
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 18,310	$ 12,972	$ 12,686	$ 123,978